UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust
(Exact name of registrant as specified in charter)

325 John McConnell Blvd., Suite 150, Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 325 John McConnell Blvd., Suite 150, Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (614) 255-5550

Date of fiscal year end:	September 30th

Date of reporting period:	December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.2%
Automobiles & Components	0.6%
Harley-Davidson Inc.		148,223	$6,727,842
Beverages	3.1%
Anheuser-Busch InBev		263,922	32,811,892
Chemicals	3.1%
Monsanto Co.		326,151	32,132,396
Computers & Peripherals	4.4%
Apple Inc.		434,479	45,733,260
Diversified Consumer Services	2.6%
MSCI Inc.		383,043	27,628,892
Food Products	6.4%
Mondelez International Inc. - Class A		811,441	36,385,014
Nestle SA - REG		418,200	31,127,007
			67,512,021
Health Care Equipment & Supplies	2.4%
Dentsply International Inc.		418,870	25,488,239
Household Products	7.7%
Kimberly Clark Corp.		305,234	38,856,288
Procter & Gamble		530,446	42,122,717
			80,979,005
Internet Software & Services	4.0%
eBay Inc.(a)		1,537,441	42,248,879
IT Services	5.1%
Accenture PLC - Class A		516,664	53,991,388
Media	7.9%
McGraw Hill Financial Inc.		411,836	40,598,793
Time Warner Inc.		651,188	42,112,328
			82,711,121

1

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	26.7%
Abbott Laboratories		789,090	$35,438,032
GlaxoSmithKline PLC		2,135,219	43,218,468
Johnson & Johnson		791,294	81,281,720
Merck & Co. Inc.		978,858	51,703,279
Novartis AG - REG		517,387	44,837,452
Zoetis Inc.		516,345	24,743,252
			281,222,203
Software	13.3%
Microsoft Corp.		1,644,446	91,233,864
Oracle Corp.		1,316,800	48,102,704
			139,336,568
Tobacco	8.9%
Altria Group Inc.		584,456	34,021,184
Philip Morris International		676,116	59,437,357
			93,458,541
TOTAL COMMON STOCKS (Cost $870,547,030)			1,011,982,247
TOTAL INVESTMENTS
(Cost $870,547,030)	96.2%		1,011,982,247
NET OTHER ASSETS (LIABILITIES)	3.8%		40,014,354
NET ASSETS	100.0%		$1,051,996,601

(a)   Non-income producing security.

At December 31, 2015, the Fund’s investments were concentrated in the following countries:

Percentage
of Net Assets
United States(1)	84.9%
United Kingdom	4.1
Switzerland	7.2
TOTAL	96.2%

(1)	The Fund invests in the Belgian line of Anheuser-Busch InBev (ABI). However, consistent with the terms set out in the prospectus, the Fund defines ABI as a US Equity as its principal place of business is in the US.

2

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•   Level 1 —quoted prices in active markets for identical assets

•   Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

3

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2015 in valuing the Fund’s investments based upon the three fair value levels defined above:

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks (1)	$1,011,982,247	$—	$—	$1,011,982,247
Total Investments	$1,011,982,247	$—	$—	$1,011,982,247

(1) See investment industries in the Schedule of Investments

As of December 31, 2015, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2015.

4

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$874,923,650	$165,779,278	$(28,720,681)	$137,058,597

5

ADVISERS INVESTMENT TRUST VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.4%
Consumer Discretionary	5.6%
Grupo Televisa S.A.B. - ADR		327,954	$8,923,628
Kangwon Land, Inc.		16,247	528,874
Matahari Department Store Tbk PT		2,732,500	3,450,061
Naspers Ltd. - Class N		223,538	30,563,292
Sands China Ltd.		1,465,255	4,955,853
Vipshop Holdings Ltd. - ADR(a)		245,492	3,748,663
Westlife Development Ltd.(a)		182,337	655,441
			52,825,812
Consumer Staples	40.2%
Ambev S.A. - ADR		3,877,123	17,291,969
Amorepacific Corp.		39,024	13,705,256
British American Tobacco Malaysia Bhd.		253,484	3,308,521
British American Tobacco PLC		914,650	51,567,194
British American Tobacco PLC (London Exchange)		269,474	14,966,329
China Resources Beer Holdings Co. Ltd.		877,658	1,870,299
Colgate-Palmolive India Ltd.		249,464	3,663,287
CP ALL PCL - REG		12,036,800	13,128,926
Fomento Economico Mexicano S.A.B. de C.V. - ADR		368,144	33,998,098
Hanjaya Mandala Sampoerna Tbk PT		1,741,700	11,851,888
Heineken N.V.		251,586	21,472,477
Hindustan Unilever Ltd.		1,396,266	18,190,557
ITC Ltd.		7,907,422	39,052,533
LG Household & Health Care Ltd.		19,885	17,629,847
Nestle India Ltd.		22,106	1,945,052
Orion Corp.		3,763	3,719,445
President Chain Store Corp.		969,168	6,043,546
SABMiller PLC		689,885	41,839,723
Thai Beverage PCL		14,340,500	6,970,541
Tsingtao Brewery Co. Ltd. - Class H		717,511	3,230,521
Unilever Indonesia Tbk PT		2,628,711	7,012,305
Unilever N.V. - CVA		652,882	28,286,512
Wal-Mart de Mexico S.A.B. de C.V.		8,129,733	20,514,787
			381,259,613
Energy	0.4%
Ultrapar Participacoes S.A.		238,750	3,645,496
Financials	19.9%
Bangkok Bank PCL - REG		738,680	3,148,541
Bank Central Asia Tbk PT		11,883,043	11,360,216

1

ADVISERS INVESTMENT TRUST VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
BB Seguridade Participacoes S.A.		768,759	$4,701,272
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros		1,432,584	3,919,290
Habib Bank Ltd.		2,425,888	4,633,662
HDFC Bank Ltd.		280,485	4,568,746
HDFC Bank Ltd. - ADR		714,003	43,982,585
Housing Development Finance Corp. Ltd.		2,817,428	53,527,148
Kotak Mahindra Bank Ltd.		741,958	8,042,647
Link REIT		2,382,195	14,211,723
Public Bank Bhd.		1,777,200	7,657,998
Remgro Ltd.		861,003	13,639,976
Samsung Fire & Marine Insurance Co. Ltd.		60,986	15,840,872
			189,234,676
Health Care	4.2%
Bangkok Dusit Medical Services PCL - REG		6,990,900	4,332,279
Cipla Ltd.		1,106,037	10,819,365
Dr. Reddy’s Laboratories Ltd.		117,723	5,513,956
Dr. Reddy’s Laboratories Ltd. - ADR		76,916	3,560,442
Sun Pharmaceutical Industries Ltd.		1,258,868	15,516,924
			39,742,966
Industrials	1.2%
Airports of Thailand PCL - REG		220,843	2,123,431
CK Hutchison Holdings Ltd.		411,000	5,516,435
Korea Aerospace Industries Ltd.		59,087	3,904,247
			11,544,113
Information Technology	15.7%
Alibaba Group Holding Ltd. - ADR(a)		272,283	22,128,439
Autohome, Inc. - ADR(a)		83,138	2,903,179
Bitauto Holdings Ltd. - ADR(a)		89,392	2,528,006
Cielo S.A.		2,120,215	17,945,034
HCL Technologies Ltd.		1,061,502	13,690,272
Infosys Ltd.		257,302	4,276,863
Infosys Ltd. - ADR		903,434	15,132,519
NetEase, Inc. - ADR		78,348	14,199,792
Taiwan Semiconductor Manufacturing Co. Ltd.		2,486,230	10,728,272
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		505,572	11,501,763
Tata Consultancy Services Ltd.		413,204	15,164,719
Tencent Holdings Ltd.		957,725	18,683,345
			148,882,203

2

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Materials	2.0%
Industrias Penoles S.A.B. de C.V.		493,224	$5,071,755
Randgold Resources Ltd.		114,320	7,053,872
Randgold Resources Ltd. - ADR		111,193	6,886,182
			19,011,809
Telecommunication Services	2.5%
Advanced Info Service PCL - REG		995,400	4,204,552
MTN Group Ltd.		565,677	4,849,441
Telekomunikasi Indonesia Persero Tbk PT		66,962,866	15,036,282
			24,090,275
Utilities	3.7%
CLP Holdings Ltd.		76,571	649,324
Power Assets Holdings Ltd.		3,762,357	34,542,400
			35,191,724
TOTAL COMMON STOCKS (Cost $896,169,444)			905,428,687

SHORT-TERM INVESTMENTS	4.6%
Northern Institutional
U.S. Government Select Portfolio, 0.09%		43,356,741	43,356,741
TOTAL SHORT-TERM INVESTMENTS (Cost $43,356,741)			43,356,741
TOTAL INVESTMENTS
(Cost $939,526,185)	100.0%		948,785,428
NET OTHER ASSETS (LIABILITIES)	0.0%		(3,250)
NET ASSETS	100.0%		$948,782,178

(a)    Non-income producing security.

3

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

At December 31, 2015, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
India	27.1%
United Kingdom	14.4
Mexico	7.2
China	7.1
Hong Kong	6.0
South Korea	5.8
South Africa	5.2
Indonesia	5.1
Brazil	5.0
Thailand	3.6
Taiwan	3.0
Netherlands	2.3
All other countries less than 2%	3.6
Total	95.4%

4

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.0%
Consumer Discretionary	6.0%
Amazon.com, Inc.(a)		196	$132,475
Naspers Ltd. - Class N		894	122,232
Priceline Group (The), Inc.(a)		206	262,640
TJX (The) Cos., Inc.		2,798	198,406
			715,753
Consumer Staples	31.0%
Alimentation Couche-Tard, Inc. - Class B		3,822	168,243
Altria Group, Inc.		9,313	542,110
British American Tobacco PLC		10,886	604,598
Coca-Cola (The) Co.		8,732	375,127
ITC Ltd.		18,141	89,593
Nestle S.A. - REG		5,085	376,919
Philip Morris International, Inc.		6,838	601,129
Reckitt Benckiser Group PLC		3,982	366,539
Reynolds American, Inc.		6,527	301,221
Unilever N.V. - CVA		6,902	299,033
			3,724,512
Financials	20.4%
American Tower Corp.		2,367	229,481
Berkshire Hathaway, Inc. - Class B(a)		2,497	329,704
CME Group, Inc.		2,428	219,977
HDFC Bank Ltd.		1,716	27,951
HDFC Bank Ltd. - ADR		6,326	389,681
Housing Development Finance Corp. Ltd.		22,813	433,415
JPMorgan Chase & Co.		2,724	179,866
Progressive (The) Corp.		6,226	197,987
Wells Fargo & Co.		8,265	449,285
			2,457,347
Health Care	17.9%
Abbott Laboratories		3,916	175,868
Bayer A.G. - REG		985	123,579
Becton Dickinson and Co.		583	89,834
Bristol-Myers Squibb Co.		3,305	227,351
Celgene Corp.(a)		2,990	358,082
CR Bard, Inc.		588	111,391
Medtronic PLC		2,129	163,763

5

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Novo Nordisk A/S - Class B		4,063	$233,543
Roche Holding A.G. (Genusschein)		1,602	441,492
UnitedHealth Group, Inc.		1,942	228,457
			2,153,360
Information Technology	19.2%
Alphabet, Inc. - Class C(a)		624	473,541
Apple, Inc.		2,110	222,099
Cognizant Technology Solutions Corp. - Class A(a)		3,429	205,809
MasterCard, Inc. - Class A		6,448	627,777
PayPal Holdings, Inc.(a)		6,292	227,770
SAP S.E.		1,545	123,061
Visa, Inc. - Class A		5,509	427,223
			2,307,280
Materials	1.5%
Martin Marietta Materials, Inc.		1,290	176,188
TOTAL COMMON STOCKS (Cost $10,707,300)			11,534,440

SHORT-TERM INVESTMENTS	8.3%
Northern Institutional
U.S. Government Select Portfolio, 0.09%		1,005,278	1,005,278
TOTAL SHORT-TERM INVESTMENTS (Cost $1,005,278)			1,005,278
TOTAL INVESTMENTS
(Cost $11,712,578)	104.3%		12,539,718
NET OTHER ASSETS (LIABILITIES)	(4.3)%		(520,224)
NET ASSETS	100.0%		$12,019,494

(a)  Non-income producing security.

6

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

At December 31, 2015, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	63.0%
United Kingdom	10.6
India	7.8
Switzerland	6.8
Germany	2.1
All other countries less than 2%	5.7
Total	96.0%

7

ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.6%
Consumer Discretionary	9.6%
Domino’s Pizza Group PLC		20,073	$310,868
Hermes International		683	230,282
Naspers Ltd. - Class N		2,392	327,047
Paddy Power PLC		2,121	283,262
Persimmon PLC(a)		12,483	372,791
Priceline Group (The), Inc.(a)		348	443,682
			1,967,932
Consumer Staples	39.1%
Alimentation Couche-Tard, Inc. - Class B		9,076	399,522
Amorepacific Corp.		267	93,771
British American Tobacco PLC		23,326	1,295,504
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)		63	392,448
Diageo PLC		11,279	307,584
Imperial Tobacco Group PLC		9,359	492,289
ITC Ltd.		51,146	252,596
L’Oreal S.A.		1,596	268,512
Nestle S.A. - REG		12,899	956,121
Philip Morris International, Inc.		11,847	1,041,470
Reckitt Benckiser Group PLC		9,487	873,268
SABMiller PLC		11,584	693,877
Unicharm Corp.		10,496	213,987
Unilever N.V. - CVA		16,785	727,220
			8,008,169
Energy	1.1%
Enbridge, Inc.		6,639	220,708
Financials	15.2%
ABN AMRO Group N.V. - CVA(a)		5,740	128,938
Banco Bilbao Vizcaya Argentaria S.A.		234	1,707
Daito Trust Construction Co. Ltd.		2,156	249,610
HDFC Bank Ltd.		15,936	259,577
HDFC Bank Ltd. - ADR		10,321	635,774
Housing Development Finance Corp. Ltd.		53,091	1,008,654
Link REIT		36,460	217,513

8

ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Lloyds Banking Group PLC		237,408	$255,527
UBS Group A.G. - REG		18,605	358,033
			3,115,333
Health Care	18.8%
Bayer A.G. - REG		3,529	442,753
Coloplast A/S - Class B		1,783	143,918
CSL Ltd.		6,768	516,013
Essilor International S.A.		3,044	379,453
Grifols S.A.(a)		6,977	321,192
Novo Nordisk A/S - Class B		11,216	644,700
Ramsay Health Care Ltd.		7,424	365,080
Roche Holding A.G. (Genusschein)		3,496	963,456
Sonic Healthcare Ltd.		6,616	85,726
			3,862,291
Industrials	1.3%
Bureau Veritas S.A.		13,441	267,481
Information Technology	9.3%
Accenture PLC - Class A		3,639	380,276
Alphabet, Inc. - Class C(a)		685	519,833
PayPal Holdings, Inc.(a)		13,777	498,727
SAP S.E.		6,390	508,971
			1,907,807
Materials	1.2%
Air Liquide S.A.		2,179	244,732
Utilities	1.0%
Cheung Kong Infrastructure Holdings Ltd.		22,806	210,225
TOTAL COMMON STOCKS (Cost $18,641,757)			19,804,678
SHORT-TERM INVESTMENTS	13.0%
Northern Institutional
U.S. Government Select Portfolio, 0.09%		2,652,814	2,652,814
TOTAL SHORT-TERM INVESTMENTS (Cost $2,652,814)			2,652,814
TOTAL INVESTMENTS
(Cost $21,294,571)	109.6%		22,457,492
NET OTHER ASSETS (LIABILITIES)	(9.6)%		(1,962,321)
NET ASSETS	100.0%		$20,495,171

(a)    Non-income producing security.

9

ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

At December 31, 2015, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United Kingdom	26.0%
Switzerland	13.0
United States	12.2
India	10.5
France	6.8
Australia	4.7
Germany	4.6
Denmark	3.9
Ireland	3.2
Canada	3.0
Japan	2.3
Hong Kong	2.1
All other countries less than 2%	4.3
Total	96.6%

10

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel Global Equity Institutional Fund, and Vontobel International Equity Institutional Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, and January 2, 2015, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These financial statements and notes only relate to the Vontobel Funds.

The Funds are each diversified funds and have an investment objective of providing capital appreciation.

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

11

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

12

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

The following is a summary of the valuation inputs used as of December 31, 2015 in valuing each Fund’s investments based upon the three fair value levels defined above:

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$12,672,291	$40,153,521	$—	$52,825,812
Consumer Staples	71,804,854	309,454,759	—	381,259,613
Energy	—	3,645,496	—	3,645,496
Financials	43,982,585	145,252,091	—	189,234,676
Health Care	3,560,442	36,182,524	—	39,742,966
Industrials	—	11,544,113	—	11,544,113
Information Technology	68,393,698	80,488,505	—	148,882,203
Materials	11,957,937	7,053,872	—	19,011,809
Telecommunication Services	—	24,090,275	—	24,090,275
Utilities	—	35,191,724	—	35,191,724
Short-Term Investments	43,356,741	—	—	43,356,741
Total Investments	$255,728,548	$693,056,880	$—	$948,785,428
Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$593,521	$122,232	$—	$715,753
Consumer Staples	1,987,830	1,736,682	—	3,724,512
Financials	1,995,981	461,366	—	2,457,347
Health Care	1,354,746	798,614	—	2,153,360
Information Technology	2,184,219	123,061	—	2,307,280
Materials	176,188	—	—	176,188
Short-Term Investments	1,005,278	—	—	1,005,278
Total Investments	$9,297,763	$3,241,955	$—	$12,539,718

13

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$443,682	$1,524,250	$—	$1,967,932
Consumer Staples	1,440,992	6,567,177	—	8,008,169
Energy	220,708	—	—	220,708
Financials	764,712	2,350,621	—	3,115,333
Health Care	—	3,862,291	—	3,862,291
Industrials	—	267,481	—	267,481
Information Technology	1,398,836	508,971	—	1,907,807
Materials	—	244,732	—	244,732
Utilities	—	210,225	—	210,225
Short-Term Investments	2,652,814	—	—	2,652,814
Total Investments	$6,921,744	$15,535,748	$—	$22,457,492

As of December 31, 2015, there were no Level 3 securities held by the Funds. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. At December 31, 2015, the Funds had transfers as follows:

Transfers from Level 1 to Level 2
Portfolio	Value	Reason
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Energy	$3,645,496	Foreign equity adjustment was applied in current period
Financials	8,620,562	Foreign equity adjustment was applied in current period
Information Technology	17,945,034	Foreign equity adjustment was applied in current period

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local trading accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investment transactions on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency transactions on the Statements of Operations.

14

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Emerging Markets Equity Institutional Fund	$954,069,964	$55,147,822	$(60,432,358)	$(5,284,536)
Global Equity Institutional Fund	11,752,166	863,380	(75,828)	787,552
International Equity Institutional Fund	21,410,473	1,369,873	(322,854)	1,047,019

15

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	92.1%
China	12.9%
AAC Technologies Holdings, Inc.		719,175	$4,675,583
Beijing Capital International Airport Co. Ltd. - Class H		6,192,088	6,652,002
BYD Electronic International Co. Ltd.(a)		1,882,000	1,001,571
Tencent Holdings Ltd.		497,000	9,695,500
			22,024,656
Hong Kong	19.3%
China Mobile Ltd.		875,000	9,806,507
China Traditional Chinese Medicine Co. Ltd.(a)		9,908,064	6,691,825
CK Hutchison Holdings Ltd.		435,616	5,846,834
Johnson Electric Holdings Ltd.		985,525	3,374,160
L’Occitane International S.A.		1,998,504	3,859,429
Sands China Ltd.		1,024,000	3,463,420
			33,042,175
India	27.0%
Amara Raja Batteries Ltd.		386,194	5,005,763
Asian Paints Ltd.		435,190	5,792,995
Bajaj Auto Ltd.		123,735	4,714,938
Cummins India Ltd.		219,509	3,413,663
Dr. Reddy’s Laboratories Ltd.		91,297	4,276,205
Emami Ltd.		302,989	4,563,804
Glenmark Pharmaceuticals Ltd.		368,797	5,108,503
Infosys Ltd. - ADR		199,450	3,340,788
Ramco Systems Ltd.(a)		353,494	4,233,287
Zee Entertainment Enterprises Ltd.		894,189	5,888,090
			46,338,036
Indonesia	6.2%
AKR Corporindo Tbk PT		12,039,803	6,232,640
Indofood CBP Sukses Makmur Tbk PT		4,522,426	4,390,483
			10,623,123
Philippines	3.8%
Emperador, Inc.		14,509,170	2,755,978
Universal Robina Corp.		947,488	3,739,172
			6,495,150
South Korea	4.8%
BGF retail Co. Ltd.		5,889	853,841

1

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
KT&G Corp.		51,688	$4,587,011
Samsung Fire & Marine Insurance Co. Ltd.		10,619	2,758,243
			8,199,095
Taiwan	18.1%
Delta Electronics, Inc.		1,019,042	4,782,631
Giant Manufacturing Co. Ltd.		654,402	4,300,909
King Slide Works Co. Ltd.		371,848	4,816,845
Largan Precision Co. Ltd.		62,000	4,236,130
Makalot Industrial Co. Ltd.		536,132	3,786,711
Nien Made Enterprise Co. Ltd.(a)		75,000	515,810
PChome Online, Inc.		563,479	5,605,447
Taiwan Paiho Ltd.		1,004,762	2,213,534
Taiwan Semiconductor Manufacturing Co. Ltd.		193,000	832,810
			31,090,827
TOTAL COMMON STOCKS (Cost $170,883,971)			157,813,062
TOTAL INVESTMENTS
(Cost $170,883,971)	92.1%		157,813,062
NET OTHER ASSETS (LIABILITIES)	7.9%		13,447,431
NET ASSETS	100.0%		$171,260,493

(a) Non-income producing security.

At December 31, 2015 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	16.8%
Consumer Staples	12.2
Financials	1.6
Health Care	9.4
Industrials	20.6
Information Technology	22.4
Materials	3.4
Telecommunication Services	5.7
Total	92.1%

2

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	86.2%
Brazil	2.1%
BRF S.A.		99,907	$1,395,462
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.		10,875	116,476
			1,511,938
China	18.8%
Alibaba Group Holding Ltd. - ADR(a)		9,800	796,446
Baidu, Inc. - ADR(a)		4,343	821,001
China Construction Bank Corp. - Class H		2,938,249	1,994,703
China Life Insurance Co. Ltd. - Class H		426,712	1,372,745
China Petroleum & Chemical Corp. - ADR		5,725	343,385
China Petroleum & Chemical Corp. - Class H		1,523,067	914,125
CNOOC Ltd.		195,000	200,434
CNOOC Ltd. - ADR		3,220	336,104
ENN Energy Holdings Ltd.		200,000	1,060,196
Huaneng Power International, Inc. - ADR		2,661	91,272
Huaneng Power International, Inc. - Class H		1,275,309	1,093,435
Industrial & Commercial Bank of China Ltd. - Class H		2,914,990	1,745,910
Lenovo Group Ltd.		827,387	833,743
PICC Property & Casualty Co. Ltd. - Class H		524,935	1,033,352
Tencent Holdings Ltd.		12,405	241,997
Xinyi Solar Holdings Ltd.		776,318	314,530
			13,193,378
Hong Kong	12.2%
China Mobile Ltd.		159,173	1,783,921
China Mobile Ltd. - ADR		23,191	1,306,349
China Overseas Land & Investment Ltd.		574,837	1,995,858
China Overseas Property Holdings Ltd.(a)		180,945	29,294
China Resources Land Ltd.		280,304	808,453
Haier Electronics Group Co. Ltd.		858,049	1,727,777
Johnson Electric Holdings Ltd.		268,231	918,348
			8,570,000
India	7.1%
HDFC Bank Ltd. - ADR		21,631	1,332,470
ICICI Bank Ltd. - ADR		259,722	2,033,623

3

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Tata Motors Ltd. - ADR(a)		55,562	$1,637,412
			5,003,505
Jersey	1.4%
Randgold Resources Ltd.		16,152	996,625
Russia	4.5%
M.Video PAO		197,928	725,213
MegaFon PJSC - REG - GDR		55,944	650,744
MMC Norilsk Nickel PJSC - ADR		73,864	931,398
Yandex N.V. - Class A(a)		55,571	873,576
			3,180,931
South Africa	6.6%
Naspers Ltd. - Class N		33,756	4,615,298
South Korea	15.8%
Hyundai Motor Co.		3,359	423,252
LG Household & Health Care Ltd.		2,665	2,362,763
Samsung Electronics Co. Ltd.		5,385	5,750,273
Samsung Electronics Co. Ltd. - GDR		251	133,324
SK Hynix, Inc.		70,984	1,832,573
Youngone Corp.		16,895	602,557
			11,104,742
Taiwan	16.3%
Cathay Financial Holding Co. Ltd.		1,406,261	1,968,199
Cleanaway Co. Ltd.		89,000	472,109
Fubon Financial Holding Co. Ltd.		550,060	747,639
Largan Precision Co. Ltd.		15,626	1,067,641
MediaTek, Inc.		125,670	949,733
Novatek Microelectronics Corp.		290,073	1,126,677
Phison Electronics Corp.		144,587	1,015,999
Shin Kong Financial Holding Co. Ltd.		3,744,620	810,373
Taiwan Semiconductor Manufacturing Co. Ltd.		371,000	1,600,893
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		47,400	1,078,350

4

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Yungtay Engineering Co. Ltd.		453,546	$653,990
			11,491,603

Thailand	1.4%
PTT Global Chemical PCL - REG		719,846	1,000,203
TOTAL COMMON STOCKS (Cost $68,609,965)			60,668,223
EQUITY-LINKED SECURITIES	6.6%
India	6.6%
Axis Bank Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/17/17		183,591	1,238,535
ITC Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/22/18		313,155	1,546,584
Reliance Industries Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/29/18		73,618	1,123,946
Tata Consultancy Services Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 1/30/17(b)		19,726	723,950
			4,633,015
TOTAL EQUITY-LINKED SECURITIES (Cost $5,142,493)			4,633,015
PREFERRED STOCKS	1.7%
South Korea	1.7%
Hyundai Motor Co. - REG - GDR		887	38,829
Hyundai Motor Co. Ltd.		13,449	1,176,054
			1,214,883
TOTAL PREFERRED STOCKS (Cost $1,696,550)			1,214,883
TOTAL INVESTMENTS
(Cost $75,449,008)	94.5%		66,516,121
NET OTHER ASSETS (LIABILITIES)	5.5%		3,840,760
NET ASSETS	100.0%		$70,356,881

(a) Non-income producing security.

(b) Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

5

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

At December 31, 2015 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets

Consumer Discretionary	15.6%
Consumer Staples	7.5
Energy	4.1
Financials	24.3
Industrials	3.1
Information Technology	27.2
Materials	4.2
Telecommunication Services	5.3
Utilities	3.2
Total	94.5%

6

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	89.8%
Belgium	0.6%
KBC Ancora		761	$32,124
Brazil	2.3%
B2W Cia Digital(a)		4,000	15,304
BR Malls Participacoes S.A.		6,900	19,244
Lojas Renner S.A.		7,300	31,412
Qualicorp S.A.		2,400	8,576
Tupy S.A.(a)		9,925	46,799
			121,335
Chile	1.5%
Cia Cervecerias Unidas S.A. - ADR		2,538	54,973
Vina Concha y Toro S.A.		15,293	22,988
			77,961
China	19.3%
Bank of Chongqing Co. Ltd. - Class H		82,000	73,609
China Lodging Group Ltd.		444	13,879
China Maple Leaf Educational Systems Ltd.		32,000	15,682
Chlitina Holding Ltd.		5,000	52,170
Cogobuy Group(a)(b)		29,000	38,397
Cosmo Lady China Holdings Co. Ltd.(b)		41,000	34,243
Fufeng Group Ltd.		100,000	44,844
Fuyao Glass Industry Group Co. Ltd. - Class H(a)(b)		18,800	44,995
Geely Automobile Holdings Ltd.		135,000	71,449
Haichang Ocean Park Holdings Ltd.(a)(b)		254,639	56,762
Kingdee International Software Group Co. Ltd.		66,000	29,975
Nanjing Sinolife United Co. Ltd. - Class H		92,000	33,811
Silergy Corp.		9,053	93,026
SINA Corp.(a)		1,483	73,260
Sinosoft Technology Group Ltd.		108,000	58,134
Sunac China Holdings Ltd.		107,000	81,958
Sunny Optical Technology Group Co. Ltd.		29,000	66,256
TAL Education Group - ADR(a)		945	43,914
Xinyi Solar Holdings Ltd.		206,000	83,462
XTEP International Holdings Ltd.		26,500	14,081
			1,023,907

7

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Greece	0.4%
Hellenic Telecommunications Organization S.A.		2,315	$23,200
Hong Kong	10.0%
China Everbright Ltd.		30,000	68,332
China Traditional Chinese Medicine Co. Ltd.(a)		88,000	59,434
China Travel International Investment Hong Kong Ltd.		164,000	68,530
EVA Precision Industrial Holdings Ltd.		145,576	25,734
Guotai Junan International Holdings Ltd.		189,000	65,644
Man Wah Holdings Ltd.		47,200	55,258
Shenzhen International Holdings Ltd.		36,000	66,133
SJM Holdings Ltd.		50,000	35,536
Wasion Group Holdings Ltd.		84,000	86,913
			531,514
Hungary	1.4%
Richter Gedeon Nyrt		3,932	74,434
India	1.1%
WNS Holdings Ltd. - ADR(a)		1,796	56,017
Indonesia	1.0%
Adaro Energy Tbk PT		440,200	16,222
Bank Tabungan Negara Persero Tbk PT		408,300	37,983
			54,205
Jersey	0.8%
Centamin PLC		45,769	43,402
Malaysia	2.4%
Karex Bhd.		60,900	58,549
Top Glove Corp. Bhd.		22,400	70,830
			129,379
Mexico	4.6%
Alsea S.A.B. de C.V.		9,200	31,949
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		3,954	67,851
Credito Real S.A.B. de C.V. SOFOM E.R.		17,307	43,723
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)		7,155	34,711
Grupo Herdez S.A.B. de C.V.		7,505	19,496
Grupo Sanborns S.A.B. de C.V.		14,500	22,177
Megacable Holdings S.A.B. de C.V. - CPO		6,524	24,299
			244,206

8

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Philippines	1.8%
Robinsons Land Corp.		100,500	$58,766
Security Bank Corp.		11,470	34,541
			93,307
Poland	3.2%
Agora S.A.(a)		8,417	26,938
AmRest Holdings S.E.(a)		738	35,375
Asseco Poland S.A.		2,972	42,902
Eurocash S.A.		5,345	65,854
			171,069
Romania	1.2%
BRD-Groupe Societe Generale(a)		20,906	60,730
Russia	1.4%
TMK PAO - GDR REG		4,857	15,486
Yandex N.V. - Class A(a)		3,663	57,582
			73,068
South Africa	1.8%
Clicks Group Ltd.		4,203	24,153
Sibanye Gold Ltd.		13,205	19,901
Telkom S.A. SOC Ltd.		12,004	49,525
			93,579
South Korea	10.1%
Hansol Technics Co. Ltd.(a)		1,127	27,258
Hanwha Techwin Co. Ltd.(a)		2,255	67,594
i-SENS, Inc.(a)		1,746	50,440
Jusung Engineering Co. Ltd.(a)		2,104	14,021
KONA I Co. Ltd.		983	28,519
Korea Investment Holdings Co. Ltd.		606	25,323
MDS Technology Co. Ltd.		2,832	63,025
OCI Materials Co. Ltd.		578	56,914
S&T Motiv Co. Ltd.		1,160	84,560
Value Added Technologies Co. Ltd.		884	29,478
Vieworks Co. Ltd.		1,565	58,698
WiSoL Co. Ltd.		2,400	31,670
			537,500

9

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Switzerland	0.6%
Luxoft Holding, Inc.(a)		413	$31,855
Taiwan	14.8%
ASPEED Technology, Inc.		6,666	67,841
Bioteque Corp.		6,000	23,474
Compeq Manufacturing Co. Ltd.		64,000	42,708
E Ink Holdings, Inc.(a)		26,000	12,311
Gigasolar Materials Corp.		4,000	87,436
Gourmet Master Co. Ltd.		8,000	57,066
LuxNet Corp.		24,499	56,463
Macauto Industrial Co. Ltd.		13,000	65,670
Merry Electronics Co. Ltd.		10,000	17,688
SCI Pharmtech, Inc.		16,000	45,074
Silicon Motion Technology Corp. - ADR		2,550	79,968
Tung Thih Electronic Co. Ltd.		12,000	116,000
XAC Automation Corp.		35,000	79,704
Yeong Guan Energy Technology Group Co. Ltd.		6,000	32,981
			784,384
Thailand	4.1%
Beauty Community PCL - REG		435,600	69,604
Minor International PCL - REG		18,100	18,233
Plan B Media PCL - REG(a)		209,300	41,296
Srisawad Power 1979 PCL - REG		64,604	85,726
			214,859
Turkey	2.6%
Akcansa Cimento A.S.		5,147	23,313
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.		33,324	53,701
Turk Hava Yollari A.O.(a)		12,581	31,861
Turkiye Sise ve Cam Fabrikalari A.S.		26,249	28,691
			137,566
Ukraine	0.3%
Kernel Holding S.A.		1,401	17,146
United Arab Emirates	1.2%
NMC Health PLC		5,241	64,980

10

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
United States	1.3%
Bizlink Holding, Inc.		15,000	$66,031
TOTAL COMMON STOCKS (Cost $4,620,081)			4,757,758
EQUITY-LINKED SECURITIES	11.2%
China	2.8%
Huangshan Tourism Development Co. Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 11/6/20		20,585	74,620
Shanghai Jahwa United Co. Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 3/20/20		9,787	59,394
Sinotrans Air Transportation Development Co. Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 1/21/20		3,800	15,736
			149,750
India	8.4%
Dish TV India Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 4/19/17(a)		28,534	43,623
eClerx Services Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 11/13/20		1,304	27,943
Fortis Healthcare Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 7/24/20(a)		41,388	112,003
Glenmark Pharmaceuticals Ltd., Issued by Merrill Lynch International & Co., Maturity Date 6/28/18		1,188	16,456
LIC Housing Finance Ltd., Issued by Merrill Lynch International & Co., Maturity Date 3/28/19		7,590	58,153
Mahindra CIE Automotive Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 7/3/20(a)(b)		17,582	66,308
SKS Microfinance Ltd., Issued by Merrill Lynch International & Co., Maturity Date 11/5/18(a)		12,844	96,884
Voltas Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 5/28/20		4,537	22,135
			443,505
TOTAL EQUITY-LINKED SECURITIES (Cost $575,639)			593,255

11

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
PREFERRED STOCKS	0.5%
Brazil	0.5%
Cia Brasiliana de Energia		7,500	$27,266
TOTAL PREFERRED STOCKS (Cost $26,868)			27,266
TOTAL INVESTMENTS
(Cost $5,222,588)	101.5%		5,378,279
NET OTHER ASSETS (LIABILITIES)	(1.5)%		(79,934)
NET ASSETS	100.0%		$5,298,345

(a) Non-income producing security.

(b) Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

At December 31, 2015 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	26.8%
Consumer Staples	7.7
Energy	0.6
Financials	15.9
Health Care	11.6
Industrials	8.0
Information Technology	24.8
Materials	4.2
Telecommunication Services	1.4
Utilities	0.5
Total	101.5%

12

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	94.9%
Australia	2.8%
Newcrest Mining Ltd.(a)		743,480	$7,028,170
Canada	2.7%
Franco-Nevada Corp.		146,957	6,723,283
China	5.4%
Alibaba Group Holding Ltd. - ADR(a)		78,898	6,412,040
Tencent Holdings Ltd.		363,812	7,097,262
			13,509,302
Denmark	2.5%
Vestas Wind Systems A/S		88,955	6,210,640
France	8.2%
Danone S.A.		102,811	6,938,446
Orange S.A.		417,416	7,002,713
TOTAL S.A.		142,476	6,345,290
			20,286,449
Germany	5.6%
adidas A.G.		68,832	6,707,139
SAP S.E.		90,839	7,235,437
			13,942,576
Hong Kong	2.8%
China Mobile Ltd.		627,793	7,035,950
Japan	10.8%
FANUC Corp.		38,521	6,640,683
Japan Exchange Group, Inc.		437,042	6,825,791
NTT DOCOMO, Inc.		349,723	7,167,764
Sony Corp.		255,202	6,252,037
			26,886,275
South Korea	2.7%
Samsung Electronics Co. Ltd.		6,217	6,638,709
Switzerland	2.9%
Actelion Ltd. - REG(a)		51,775	7,124,158

13

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
United Kingdom	2.9%
Atlassian Corp. PLC - Class A(a)		11,009	$331,151
Reckitt Benckiser Group PLC		75,510	6,950,615
			7,281,766
United States	45.6%
Airgas, Inc.		45,119	6,240,860
Allergan PLC(a)		23,298	7,280,625
Alphabet, Inc. - Class C(a)		8,784	6,666,002
Broadcom Corp. - Class A		123,276	7,127,818
Cablevision Systems Corp. - Class A (New York Group)		90,473	2,886,089
CBOE Holdings, Inc.		111,084	7,209,352
Celgene Corp.(a)		58,391	6,992,906
CME Group, Inc.		66,858	6,057,335
Facebook, Inc. - Class A(a)		65,956	6,902,955
First Solar, Inc.(a)		27,214	1,795,852
Gilead Sciences, Inc.		68,444	6,925,848
Intercontinental Exchange, Inc.		27,447	7,033,568
International Flavors & Fragrances, Inc.		53,397	6,388,417
McCormick & Co., Inc. (Non Voting)		78,177	6,688,824
Nasdaq, Inc.		95,577	5,559,714
Priceline Group (The), Inc.(a)		5,431	6,924,253
Valero Energy Corp.		103,067	7,287,868
Walgreens Boots Alliance, Inc.		84,394	7,186,571
			113,154,857
TOTAL COMMON STOCKS (Cost $229,082,267)			235,822,135
TOTAL INVESTMENTS
(Cost $229,082,267)	94.9%		235,822,135
NET OTHER ASSETS (LIABILITIES)	5.1%		12,660,776
NET ASSETS	100.0%		$248,482,911

(a)Non-income producing security.

14

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

At December 31, 2015 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	9.1%
Consumer Staples	11.2
Energy	5.5
Financials	13.2
Health Care	11.4
Industrials	5.2
Information Technology	20.2
Materials	10.6
Telecommunication Services	8.5
Total	94.9%

15

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.1%
Australia	5.0%
Caltex Australia Ltd.		1,964,355	$53,484,887
Newcrest Mining Ltd.(a)		9,920,610	93,780,244
			147,265,131
Canada	2.8%
Franco-Nevada Corp.		1,789,835	81,879,421
China	2.8%
Tencent Holdings Ltd.		4,184,977	81,640,732
Finland	2.8%
Nokia OYJ		11,698,302	83,280,586
France	10.8%
Danone S.A.		1,096,909	74,027,526
L’Oreal S.A.		487,386	81,998,134
Orange S.A.		4,982,348	83,585,570
TOTAL S.A.		1,739,539	77,471,846
			317,083,076
Germany	16.9%
adidas A.G.		814,796	79,395,485
Deutsche Boerse A.G.		908,958	80,411,211
GEA Group A.G.		2,099,208	84,590,464
Henkel A.G. & Co. KGaA		931,845	89,421,837
SAP S.E.		1,050,926	83,707,535
Symrise A.G.		1,157,981	76,816,354
			494,342,886
Hong Kong	2.4%
China Mobile Ltd.		6,377,908	71,479,995
Ireland	2.5%
King Digital Entertainment PLC		4,112,063	73,523,686
Italy	2.8%
EXOR S.p.A.		1,836,474	83,112,210
Japan	17.1%
CyberAgent, Inc.		1,970,333	81,382,969
FANUC Corp.		473,906	81,697,242
Japan Exchange Group, Inc.		5,807,509	90,702,588

16

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
KDDI Corp.		3,144,100	$81,391,215
NTT DOCOMO, Inc.		4,089,013	83,806,559
Sony Corp.		3,322,923	81,406,257
			500,386,830
Netherlands	2.1%
USG People N.V.		3,244,208	60,256,431
South Korea	3.0%
Samsung Electronics Co. Ltd.		80,936	86,426,018
Spain	8.1%
Amadeus IT Holding S.A. - Class A		1,673,600	73,694,094
Gamesa Corp. Tecnologica S.A.		4,457,017	76,441,850
Grifols S.A.(a)		1,905,480	87,720,339
			237,856,283
Switzerland	8.4%
Actelion Ltd. - REG(a)		627,188	86,300,069
Givaudan S.A. - REG(a)		42,495	76,463,137
Roche Holding A.G. (Genusschein)		301,072	82,971,870
			245,735,076
United Kingdom	8.6%
3i Group PLC		11,392,592	80,299,236
ITV PLC		21,960,698	89,483,269
Reckitt Benckiser Group PLC		901,497	82,981,839
			252,764,344
TOTAL COMMON STOCKS (Cost $2,853,360,489)			2,817,032,705
TOTAL INVESTMENTS (Cost $2,853,360,489)	96.1%		2,817,032,705
NET OTHER ASSETS (LIABILITIES)	3.9%		114,942,343
NET ASSETS	100.0%		$2,931,975,048

(a)	Non-income producing security.

17

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

At December 31, 2015 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	11.3%
Consumer Staples	11.2
Energy	4.5
Financials	11.4
Health Care	8.8
Industrials	10.3
Information Technology	16.5
Materials	11.2
Telecommunication Services	10.9
Total	96.1%

18

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.2%
Australia	1.3%
SAI Global Ltd.		527,379	$1,601,750
Austria	1.2%
Semperit A.G. Holding		42,110	1,413,628
Brazil	1.2%
Fleury S.A.		344,443	1,387,075
Canada	3.1%
Heroux-Devtek, Inc.(a)		249,719	2,319,064
Laurentian Bank of Canada		40,583	1,416,607
			3,735,671
China	2.6%
Dalian Refrigeration Co. Ltd. - Class B		1,470,786	1,819,588
Dongyue Group Ltd.		5,213,000	1,319,896
			3,139,484
Finland	3.4%
Teleste OYJ		211,844	2,255,234
Vaisala OYJ - Class A		68,052	1,768,764
			4,023,998
France	5.3%
Cegid Group S.A.		12,471	705,761
Coface S.A.		178,457	1,808,760
Saft Groupe S.A.		48,838	1,488,223
Virbac S.A.		9,712	2,314,470
			6,317,214
Germany	5.5%
Carl Zeiss Meditec A.G. - Bearer		55,270	1,712,127
Drillisch A.G.		38,866	1,647,365
Gerresheimer A.G.		23,378	1,828,486
KWS Saat S.E.		4,736	1,420,676
			6,608,654
Hong Kong	10.5%
Mandarin Oriental International Ltd.		1,242,850	1,925,262
Pico Far East Holdings Ltd.		6,378,000	1,728,285
Sitoy Group Holdings Ltd.		3,667,000	1,529,228

19

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
SmarTone Telecommunications Holdings Ltd.		889,500	$1,350,717
Vinda International Holdings Ltd.		1,085,000	2,142,770
Vitasoy International Holdings Ltd.		1,173,000	2,399,343
Wasion Group Holdings Ltd.		1,407,000	1,455,788
			12,531,393
Indonesia	1.3%
Bank Bukopin Tbk PT		29,720,109	1,503,829
Ireland	2.6%
FBD Holdings PLC		216,219	1,549,573
Grafton Group PLC		144,003	1,567,132
			3,116,705
Italy	3.3%
Banca IFIS S.p.A.		71,724	2,232,882
Cembre S.p.A.		118,279	1,781,481
			4,014,363
Japan	15.1%
CKD Corp.		160,100	1,590,263
Daiseki Co. Ltd.		110,700	1,768,839
GMO internet, Inc.		139,200	1,828,628
Kintetsu World Express, Inc.		79,600	1,401,788
Lintec Corp.		75,300	1,582,318
Mani, Inc.		87,300	1,677,163
Optex Co. Ltd.		88,600	2,183,775
Seria Co. Ltd.		56,000	2,712,233
SHO-BOND Holdings Co. Ltd.		45,700	1,661,372
Transcosmos, Inc.		65,900	1,687,352
			18,093,731
Malaysia	1.0%
Coastal Contracts Bhd.		2,810,800	1,201,121
Mexico	1.2%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		1,744,735	1,402,105
Netherlands	3.1%
Corbion N.V.		96,040	2,324,901
KAS Bank N.V. - CVA		121,245	1,413,291
			3,738,192

20

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Norway	1.2%
Borregaard ASA		249,558	$1,388,888
Singapore	2.4%
Super Group Ltd.		2,642,500	1,554,595
Tat Hong Holdings Ltd.		3,932,400	1,354,971
			2,909,566
South Korea	4.5%
Bioland Ltd.		77,889	1,807,535
Choong Ang Vaccine Laboratory		119,396	1,623,358
ISC Co. Ltd.		82,913	1,996,616
			5,427,509
Sweden	6.8%
Avanza Bank Holding AB		46,754	2,029,319
BioGaia AB - Class B		59,500	1,971,748
Industrial & Financial Systems - Class B		24,731	1,065,697
Kabe Husvagnar AB - Class B		113,019	1,650,442
Mekonomen AB		72,781	1,486,407
			8,203,613
Switzerland	4.5%
Burckhardt Compression Holding A.G.		5,500	1,686,665
LEM Holding S.A. - REG		2,007	1,509,743
Valiant Holding A.G. - REG		18,356	2,155,243
			5,351,651
Taiwan	3.6%
Nak Sealing Technologies Corp.		596,000	1,278,508
Sinmag Equipment Corp.		456,853	1,442,010
Youngtek Electronics Corp.		983,038	1,555,312
			4,275,830
United Kingdom	13.5%
A.G. Barr PLC		191,114	1,501,459
BBA Aviation PLC		844,705	2,353,595
Dart Group PLC		238,097	2,059,701
Genus PLC		80,493	1,839,745
Gooch & Housego PLC		145,557	1,889,346
PayPoint PLC		130,231	1,768,749
Porvair PLC		426,263	1,832,114

21

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Stallergenes Greer PLC(a)		45,886	$1,595,548
SThree PLC		281,250	1,349,687
			16,189,944
TOTAL COMMON STOCKS (Cost $122,011,063)			117,575,914
PREFERRED STOCKS	2.3%
Brazil	1.1%
Alpargatas S.A.		771,260	1,384,554
Germany	1.2%
Draegerwerk A.G. & Co. KGaA		18,738	1,388,837
TOTAL PREFERRED STOCKS (Cost $4,447,315)			2,773,391
TOTAL INVESTMENTS
(Cost $126,458,378)	100.5%		120,349,305
NET OTHER ASSETS (LIABILITIES)	(0.5)%		(561,626)
NET ASSETS	100.0%		$119,787,679

(a) Non-income producing security.

At December 31, 2015 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	10.4%
Consumer Staples	11.0
Financials	11.8
Health Care	15.6
Industrials.	29.0
Information Technology	16.6
Materials	3.6
Telecommunication Services	2.5
Total	100.5%

22

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.1%
Canada	1.7%
lululemon athletica, Inc.(a)		1,618	$84,896
Ireland	1.5%
Jazz Pharmaceuticals PLC(a)		558	78,433
Netherlands	2.0%
Wright Medical Group N.V.(a)		4,244	102,620
United States	92.9%
Allison Transmission Holdings, Inc.		1,913	49,528
Artisan Partners Asset Management, Inc. - Class A		3,258	117,483
Bank of the Ozarks, Inc.		3,186	157,580
Bottomline Technologies de, Inc.(a)		4,074	121,120
Centene Corp.(a)		1,552	102,137
Cogent Communications Holdings, Inc.		6,380	221,322
CommScope Holding Co., Inc.(a)		3,678	95,223
CONMED Corp.		2,396	105,544
CoStar Group, Inc.(a)		444	91,770
Envision Healthcare Holdings, Inc.(a)		2,722	70,690
First American Financial Corp.		3,673	131,861
First Republic Bank		3,476	229,625
FirstMerit Corp.		6,923	129,114
FMC Corp.		1,616	63,234
Fortinet, Inc.(a)		2,181	67,982
HD Supply Holdings, Inc.(a)		5,791	173,904
Helmerich & Payne, Inc.		1,784	95,533
Henry Schein, Inc.(a)		582	92,067
Investment Technology Group, Inc.		4,721	80,351
Jacobs Engineering Group, Inc.(a)		2,047	85,872
Jarden Corp.(a)		1,920	109,670
Jones Lang LaSalle, Inc.		826	132,044
Lennar Corp. - Class A		2,266	110,830
Linear Technology Corp.		2,649	112,503
Marketo, Inc.(a)		3,860	110,821
Martin Marietta Materials, Inc.		919	125,517
Masco Corp.		6,297	178,205
Medivation, Inc.(a)		1,627	78,649
Newfield Exploration Co.(a)		1,445	47,049
Old Dominion Freight Line, Inc.(a)		1,340	79,154
Orbital ATK, Inc.		1,015	90,680

23

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pacira Pharmaceuticals, Inc.(a)		1,251	$96,064
Pinnacle Foods, Inc.		3,970	168,566
Ralph Lauren Corp.		1,190	132,661
Raymond James Financial, Inc.		2,212	128,230
Ruckus Wireless, Inc.(a)		6,390	68,437
Sabre Corp.		5,283	147,765
Signet Jewelers Ltd.		937	115,898
Starz - Class A(a)		2,266	75,911
Tiffany & Co.		1,054	80,410
WellCare Health Plans, Inc.(a)		978	76,489
WhiteWave Foods (The) Co.(a)		2,431	94,590
Woodward, Inc.		1,872	92,964
			4,735,047
TOTAL COMMON STOCKS (Cost $5,037,476)			5,000,996
TOTAL INVESTMENTS
(Cost $5,037,476)	98.1%		5,000,996
NET OTHER ASSETS (LIABILITIES)	1.9%		95,286
NET ASSETS	100.0%		$5,096,282

(a)	Non-income producing security.

At December 31, 2015 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	13.9%
Consumer Staples	5.2
Energy	2.8
Financials	21.7
Health Care	15.8
Industrials	14.7
Information Technology	16.0
Materials	3.7
Telecommunication Services	4.3
Total	98.1%

24

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Trust commenced operations on December 20, 2011. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, and JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Select Fund and JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing fees incurred. As of December 31, 2015, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Class I Shares: June 26, 2014	to seek long-term capital appreciation
(“Asia Ex-Japan Fund”)	Class II Shares: June 26, 2014
Institutional Shares: March 28, 2014
JOHCM Emerging Markets Opportunities	Class I Shares: November 21, 2012	to seek long-term capital appreciation
Fund	Class II Shares: December 18, 2013
(“Emerging Markets Fund”)	Institutional Shares: November 21, 2012
JOHCM Emerging Markets Small Mid	Class I Shares: December 17, 2014	to seek long-term capital appreciation
Cap Equity Fund	Institutional Shares: December 17, 2014
(“Emerging Markets Small Mid Cap Fund”)
JOHCM Global Equity Fund	Class I Shares: March 22, 2013	to seek long-term capital appreciation
(“Global Equity Fund”)	Institutional Shares: March 22, 2013
JOHCM International Select Fund	Class I Shares: July 29, 2009	to seek long-term capital appreciation
(“International Select Fund”)	Class II Shares: March 31, 2010
JOHCM International Small Cap Equity	Class I Shares: January 2, 2014	to seek long-term capital appreciation
Fund	Class II Shares: November 18, 2013
(“International Small Cap Fund”)	Institutional Shares: October 1, 2013
JOHCM US Small Mid Cap Equity Fund	Class I: October 31, 2014	to seek long-term capital appreciation
(“US Small Mid Cap Fund”)	Institutional Shares: October 31, 2014

Prior to November 18, 2013, the Emerging Markets Fund, Global Equity Fund, and International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

25

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Prior to the Reorganization, the Emerging Markets Fund, Global Equity Fund, and International Select Fund had no net assets or operations in the Trust. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A. Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•   Level 1 —quoted prices in active markets for identical assets

•   Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value are calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

26

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2015 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asia Ex-Japan Fund
Common Stocks:
India	$3,340,788	$42,997,248	$—	$46,338,036
All Other Common Stocks(1)	—	111,475,026	—	111,475,026
Total Investments	$3,340,788	$154,472,274	$—	$157,813,062
Emerging Markets Fund
Common Stocks:
China	$2,388,208	$10,805,170	$—	$13,193,378
Hong Kong	1,306,349	7,263,651	—	8,570,000
India	5,003,505	—	—	5,003,505
Russia	994,598	2,186,333	—	3,180,931
Taiwan	1,078,350	10,413,253	—	11,491,603
All Other Common Stocks(1)	—	19,228,806	—	19,228,806
Equity-Linked Securities (1)	—	4,633,015	—	4,633,015
Preferred Stocks(1)	—	1,214,883	—	1,214,883
Total Investments	$10,771,010	$55,745,111	$—	$66,516,121

(1)  See investment countries in the Schedule of Investments.

27

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Small Mid Cap Fund
Common Stocks:
Chile	$54,973	$22,988	$—	$77,961
China	131,053	892,854	—	1,023,907
India	56,017	—	—	56,017
Mexico	244,206	—	—	244,206
Russia	57,582	15,486	—	73,068
Switzerland	31,855	—	—	31,855
Taiwan	79,968	704,416	—	784,384
All Other Common Stocks(1)	—	2,466,360	—	2,466,360
Equity-Linked Securities (1)	—	593,255	—	593,255
Preferred Stocks(1)	—	27,266	—	27,266
Total Investments	$655,654	$4,722,625	$—	$5,378,279
Global Equity Fund
Common Stocks:
Canada	$6,723,283	$—	$—	$6,723,283
China	6,412,040	7,097,262	—	13,509,302
United Kingdom	331,151	6,950,615	—	7,281,766
United States	113,154,857	—	—	113,154,857
All Other Common Stocks(1)	—	95,152,927	—	95,152,927
Total Investments	$126,621,331	$109,200,804	$—	$235,822,135
International Select Fund
Common Stocks:
Canada	$81,879,421	$—	$—	$81,879,421
Ireland	73,523,686	—	—	73,523,686
All Other Common Stocks(1)	—	2,661,629,598	—	2,661,629,598
Total Investments	$155,403,107	$2,661,629,598	$—	$2,817,032,705
International Small Cap Fund
Common Stocks:
Canada	$3,735,671	$—	$—	$3,735,671
Mexico	1,402,105	—	—	1,402,105
All Other Common Stocks(1)	—	112,438,138	—	112,438,138
Preferred Stocks(1)	—	2,773,391	—	2,773,391
Total Investments	$5,137,776	$115,211,529	$—	$120,349,305
US Small Mid Cap Fund
Common Stocks (1)	$5,000,996	$—	$—	$5,000,996
Total Investments	$5,000,996	$—	$—	$5,000,996

(1) See investment countries in the Schedule of Investments.

28

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Emerging Markets Small Mid Cap Fund Equity-Linked Securities China
Balance as of 9/30/2015	$87,964
Purchases	—
Sales	(27,605)
Realized Gain/(Loss)	(2,033)
Unrealized Appreciation/ (Depreciation)	1,068
Transfer into Level 3	—
Transfer out of Level 3 (1)	(59,394)
Balance as of 12/31/2015	$—
Appreciation/(Depreciation) From Investments Still Held at 12/31/2015	$—

(1)	– Transfers out of Level 3 investments occurred as the underlying equity instrument resumed trading and current observable market inputs were available for the equity-linked security.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the quarter ended December 31, 2015 for the Asia Ex-Japan Fund, Global Equity Fund, International Select Fund and US Small Mid Cap Fund. The Emerging Markets Fund, Emerging Markets Small Mid Cap Fund and International Small Cap Fund had transfers as follows:

Fund	Transfers from Level 1 to Level 2	Reason
Emerging Markets Fund
Common Stocks		Fair value adjustments were applied to the last traded price of
Brazil	$1,511,938	certain foreign equity securities.
Emerging Markets Small Mid Cap Fund
Common Stocks
Brazil	$39,988	Fair value adjustments were applied to the last traded price of
Chile	22,988	certain foreign equity securities.
International Small Cap Fund
Common Stocks
Brazil	$1,387,075	Fair value adjustments were applied to the last traded price of
United Kingdom	$1,595,548	certain foreign equity securities.
Preferred Stocks		Fair value adjustments were applied to the last traded price of
Brazil	$1,384,554	certain foreign equity securities.

29

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. At December 31, 2015, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair Value	% of Net Assets
Emerging Markets Fund	Deutsche Bank A.G. London	$1,962,485	2.8%
Emerging Markets Fund	Merrill Lynch Intl & Co.	2,670,530	3.8%
Emerging Markets Small Cap Fund	CLSA Global Markets Pte Ltd.	266,136	5.0%
Emerging Markets Small Cap Fund	Deutsche Bank A.G. London	155,626	2.9%
Emerging Markets Small Cap Fund	Merrill Lynch Intl & Co.	171,493	3.3%

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia-Ex Japan Fund	$171,371,891	$3,173,352	$(16,732,181)	$(13,558,829)
Emerging Markets Fund	75,976,161	2,446,779	(11,906,819)	(9,460,040)
Emerging Markets Small Mid Cap Fund	5,267,831	400,682	(290,234)	110,448
Global Equity Fund	229,088,246	15,085,508	(8,351,619)	6,733,889
International Select Fund	2,867,238,835	92,027,192	(142,233,322)	(50,206,130)
International Small Cap Fund	126,499,418	11,004,534	(17,154,647)	(6,150,113)
US Small Mid Cap Fund	5,033,942	293,858	(326,804)	(32,946)

30

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	93.1%
PRIVATE	57.6%
Home Equity	57.6%
ACE Home Equity Loan Trust Series 2006-GP1(1)
0.68%, 2/25/31		$1,456,311	$1,420,849

Bella Vista Mortgage Trust Series 2004-1(1)
1.10%, 11/20/34		833,229	741,571

Carrington Mortgage Loan Trust Series 2006-NC2(1)
0.57%, 6/25/36		1,300,000	1,092,571

Chase Funding Trust Series 2003-3(1)
0.96%, 4/25/33		315,495	280,118

CHL Mortgage Pass-Through Trust Series 2004-HYB8(1)
2.54%, 1/20/35		803,702	771,714

CWHEQ Home Equity Loan Trust Series 2006-S2
5.84%, 7/25/27		1,151,682	1,238,434

Home Equity Mortgage Trust Series 2005-3(1)
1.50%, 11/25/35		1,553,412	1,453,845

Invitation Homes Trust Series 2014-SFR3(1)(a)
5.36%, 12/17/31		2,000,000	1,979,890

Lehman XS Trust Series 2007-4N(1)
0.35%, 3/25/47		724,918	711,615

Merrill Lynch Mortgage Investors Trust Series 2004-OPT1(1)
1.32%, 6/25/35		240,911	216,964

Merrill Lynch Mortgage Investors Trust Series 2006-MLN1(1)
0.68%, 7/25/37		5,091,082	2,722,339

See notes to financial statements.

1

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1(1)
0.57%, 8/25/37		$967,097	$786,401

Morgan Stanley Structured Trust Series 2007-1(1)
0.50%, 6/25/37		62,838	62,435

Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2007-1
5.82%, 3/25/47		1,326,546	1,355,696

			14,834,442
U.S. GOVERNMENT AGENCIES	35.5%
Fannie Mae
3.00%, 12/31/45		2,500,000	2,500,022

3.50%, 12/31/45		2,500,000	2,579,308

4.00%, 12/31/45		2,500,000	2,645,430

Fannie Mae REMICS(1)
5.73%, 2/25/41		11,140,408	1,404,705

			9,129,465
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $23,817,061)			23,963,907

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	37.1%
Northern Institutional
Treasury Portfolio, 0.13%(1)		9,560,917	$9,560,917
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,560,917)			9,560,917
TOTAL INVESTMENTS
(Cost $33,377,978)	130.2%		33,524,824
NET OTHER ASSETS (LIABILITIES)	(30.2)%		(7,771,626)
NET ASSETS	100.0%		$25,753,198

(1)	Floating rate security. The rate presented is the rate in effect at December 31, 2015.

(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The AIT River Canyon Total Return Bond Fund (the “River Canyon Total Return Bond Fund” or the “Fund”) is a series of the Trust, and the Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015, shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund were made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.

The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated.

4

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2015 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities (1)	$—	$23,963,907	$—	$23,963,907
Short-Term Investments	9,560,917	—	—	9,560,917
Total Investments	$9,560,917	$23,963,907	$—	$33,524,824

(1) Classifications as defined in the Schedule of Investments.

As of December 31, 2015, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2015.

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ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of December 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$33,377,978	$315,965	$(169,119)	$146,846

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Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisers Investment Trust

By (Signature and Title)	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dina Tantra
Dina A. Tantra, President and Principal Executive Officer

Date: February 26, 2016

By (Signature and Title)	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date: February 26, 2016